UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            Washington, D.C. 20549
                    FORM 13F

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):  		[  ] is a restatement.
      						[  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:  		GETCO Holding Company LLC
Address:   	141 W Jackson Blvd.
    		Chicago, IL 60604


Form 13F File Number: 028-13312

Central Index Key (CIK) Number: 0001453624

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alex Sadowski
Title: 	Assistant General Counsel
Phone: 	312-676-5526

Signature, Place, and Date of Signing

       Alex Sadowski 		     Chicago, IL      May 15, 2009
       [Signature]    			 [City, State]        [Date]





Report Type (Check only one):

[ X]  13F HOLDINGS REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------
Form 13F Information Table Entry Total:             40
                                        --------------------
Form 13F Information Table Value Total:           109098
                                        --------------------

List of Other Included Managers:

No.     13F File Number                     Name

01      28-                                 OCTEG, LLC
02      28-                                 GETCO, LLC

FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE

AMAZON COM INC               PUT              023135106      353     4800   SH PUT   DEFINED 01           0      0    0
APPLE INC                    COM              037833100      897     8529       SH   DEFINED 01        8529      0    0
APPLE INC                    PUT              037833100      978     9300   SH PUT   DEFINED 01           0      0    0
BANK OF AMERICA CORPORATION  COM              060505104      241    35297       SH   DEFINED 01       35297      0    0
BANK OF AMERICA CORPORATION  PUT              060505104      282    41300   SH PUT   DEFINED 01           0      0    0
CITIGROUP INC                CALL             172967101       37    14800  SH CALL   DEFINED 01           0      0    0
DIAMONDS TR                  CALL             252787106    11562   152300  SH CALL   DEFINED 01           0      0    0
E M C CORP MASS              PUT              268648102      128    11200   SH PUT   DEFINED 01           0      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857      377     9899       SH   DEFINED 01        9899      0    0
FREEPORT-MCMORAN COPPER & GO PUT              35671D857      488    12800   SH PUT   DEFINED 01           0      0    0
GENERAL ELECTRIC CO          PUT              369604103      174    17200   SH PUT   DEFINED 01           0      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104      923     8693       SH   DEFINED 01        8693      0    0
GOLDMAN SACHS GROUP INC      PUT              38141G104     1476    13900   SH PUT   DEFINED 01           0      0    0
INTERACTIVE BROKERS GROUP IN COM              45841N107      938    58155       SH   DEFINED 02       58155      0    0
INTERNATIONAL BUSINESS MACHS COM              459200101      393     4046       SH   DEFINED 01        4046      0    0
INTERNATIONAL BUSINESS MACHS PUT              459200101     1359    14000   SH PUT   DEFINED 01           0      0    0
ISHARES INC                  MCSI BRAZIL      464286400      672    17833       SH   DEFINED 01 02    17833      0    0
ISHARES SILVER TRUST         ISHARES          46428Q109      243    19011       SH   DEFINES 02       19011      0    0
ISHARES TR                   CALL             464287234      226     9100  SH CALL   DEFINED 01           0      0    0
ISHARES TR                   CALL             464287655     5599   132900  SH CALL   DEFINED 01           0      0    0
JPMORGAN CHASE & CO          CALL             46625H100      981    36900  SH CALL   DEFINED 01           0      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100      553    14996       SH   DEFINED 01 02    14996      0    0
MICROSOFT CORP               PUT              594918104      211    11500   SH PUT   DEFINED 01           0      0    0
MORGAN STANLEY               PUT              617446448      314    13800   SH PUT   DEFINED 01           0      0    0
POTASH CORP SASK INC         COM              73755L107      298     3684       SH   DEFINED 01        3684      0    0
POWERSHARES QQQ TRUST        CALL             73935A104    16436   541900  SH CALL   DEFINED 01           0      0    0
PROSHARES TR                 PSHS ULTRA FINL  74347R743      505   193521       SH   DEFINED 01      193521      0    0
PROSHARES TR                 PSHS ULTRA R/EST 74347R677       29    12001       SH   DEFINED 01       12001      0    0
QUALCOMM INC                 PUT              747525103      233     6000   SH PUT   DEFINED 01           0      0    0
RESEARCH IN MOTION LTD       CALL             760975102      332     7700  SH CALL   DEFINED 01           0      0    0
ROYAL GOLD                   COM              780287108      281     6000       SH   DEFINED 02        6000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506     1525    35907       SH   DEFINED 01       35907      0    0
SELECT SECTOR SPDR TR        PUT              81369Y506     1601    37700   SH PUT   DEFINED 01           0      0    0
SPDR TR                      CALL             78462F103    56237   706900  SH CALL   DEFINED 01           0      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107      304     3363       SH   DEFINED 01 02     3363      0    0
TARGET CORP                  COM              87612E106      212     6151       SH   DEFINED 01        6151      0    0
TARGET CORP                  PUT              87612E106      581    16900   SH PUT   DEFINED 01           0      0    0
UBS AG JERSEY BRH            LONG PLAIN ETN18 902641786      248    17986       SH   DEFINED 02       17986      0    0
WAL MART STORES INC          CALL             931142103      719    13800  SH CALL   DEFINED 01           0      0    0
WELLS FARGO & CO NEW         CALL             949746101      152    10600  SH CALL   DEFINED 01           0      0    0